Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31,	December 31,
	2020	2019
Funding program loans from European Investment Bank:
1.36% due 2020, floating interest rate at Libor + 1.099%	—	13
1.20% due 2020, floating interest rate at Libor + 0.956%	—	28
0.37% due 2020, floating interest rate at Euribor + 0.817%	—	14
0.77% due 2021, floating interest rate at Libor + 0.525%	30	60
0.83% due 2021, floating interest rate at Libor + 0.572%	29	58
0.09% due 2028, floating interest rate at Euribor + 0.589%	250	258
0.22% due 2029, floating interest rate at Euribor + 0.564%	270	275
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2022 (Tranche A)	—	700
0.25% due 2024 (Tranche B)	674	654
Zero-coupon, due 2025 (Tranche A)	703	—
Zero-coupon, due 2027 (Tranche B)	661	—
Other funding program loans:
0.48% (weighted average), due 2021-2028, fixed interest rate	4	12
Total long-term debt	2,621	2,072
Less current portion	(795)	(173)
Total long-term debt, less current portion	1,826	1,899

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:
	December 31, 2020	December 31, 2019
U.S. dollar	2,097	1,513
Euro	524	559
Total	2,621	2,072

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2020
2021	121
2022	62
2023	62
2024	812
2025	812
Thereafter	965
Total	2,834